Supplemental Cash Flow Information - Financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 02, 2018
Senior Unsecured Bond, Maturing July 2023 | Fixed interest rate
Non-cash changes:
Interest rate	8.50%	8.50%	8.50%	8.50%
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	$ 2,759,717	$ 2,760,887	$ 2,622,743
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(310,780)	(24,947)	61,336
Non-cash changes:
Deferred financing costs amortization/changes in fair value	15,768	13,943	15,483
Increase (Decrease) Through Reclassification Of Related Party Balances	0	12,365	51,375
Other	(678)	(2,531)	9,950
Liabilities arising from financing activities at end of period	2,464,027	2,759,717	2,760,887
Finance leases
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	139,239	21,544	0
Increase (decrease) through financing cash flows, liabilities arising from financing activities	59,481	117,696	21,547
Non-cash changes:
Other	388	(1)	(3)
Liabilities arising from financing activities at end of period	199,108	139,239	21,544
Borrowings, related party
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	622,014	461,435	620,075
Increase (decrease) through financing cash flows, liabilities arising from financing activities	117,000	205,000	(105,000)
Non-cash changes:
Deferred financing costs amortization/changes in fair value	26,590	(37,060)	1,949
Increase (Decrease) Due To Funding Of Working Capital Requirements	(16,119)	(385)	(3,571)
Increase (Decrease) Due To Other Financing Costs	47,791	5,350	0
Increase (Decrease) Through Reclassification Of Related Party Balances	0	(12,365)	(51,375)
Other	156	39	(643)
Liabilities arising from financing activities at end of period	797,432	622,014	461,435
Lease liabilty
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	35,828	67,985	20,201
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(14,506)	(20,332)	(14,695)
Non-cash changes:
Additions	4,190	757	63,349
Dispositions	0	(15,074)	(1,854)
Other	(52)	2,492	984
Liabilities arising from financing activities at end of period	$ 25,460	$ 35,828	$ 67,985